Product Warranties and Recalls and Other Safety Measures	12 Months Ended
Mar. 31, 2016
Product Warranties and Recalls and Other Safety Measures

13. Product warranties and recalls and other safety measures:

Toyota provides product warranties for certain defects mainly resulting from manufacturing based on warranty contracts with its customers at the time of sale of products. Toyota accrues estimated warranty costs to be incurred in the future in accordance with the warranty contracts. In addition to product warranties, Toyota initiates recalls and other safety measures to repair or to replace parts which might be expected to fail from products safety perspectives or customer satisfaction standpoints. Toyota accrues for costs of recalls and other safety measures at the time of vehicle sale based on the amount estimated from historical experience.

Liabilities for product warranties and liabilities for recalls and other safety measures have been combined into a single table showing an aggregate liability for quality assurances due to the fact that both are liabilities for costs to repair or replace defects of vehicles and the amounts incurred for recalls and other safety measures may affect the amounts incurred for product warranties and vice versa.

Liabilities for quality assurances are included in “Accrued expenses” in the consolidated balance sheets.

The net changes in liabilities for quality assurances above for the years ended March 31, 2014, 2015 and 2016 consist of the following:

	Yen in millions
	For the years ended March 31,
	2014	2015	2016
Liabilities for quality assurances at beginning of year	1,003,023	1,154,021	1,328,916
Payments made during year	(383,572)	(509,488)	(501,073)
Provision for quality assurances	524,442	686,006	636,719
Changes relating to pre-existing quality assurances	(7,248)	(25,619)	(39,225)
Other	17,376	23,996	(21,573)

Liabilities for quality assurances at end of year	1,154,021	1,328,916	1,403,764

“Other” primarily includes the impact of currency translation adjustments and the impact of consolidation and deconsolidation of certain entities due to changes in ownership interest.

The table below shows the net changes in liabilities for recalls and other safety measures which are comprised in liabilities for quality assurances above for the years ended March 31, 2014, 2015 and 2016.

	Yen in millions
	For the years ended March 31,
	2014	2015	2016
Liabilities for recalls and other safety measures at beginning of year	566,406	680,475	755,050
Payments made during year	(207,652)	(357,447)	(347,861)
Provision for recalls and other safety measures	315,574	421,618	524,100
Other	6,147	10,404	(5,814)

Liabilities for recalls and other safety measures at end of year	680,475	755,050	925,475